Aptus Defined Risk ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Shares	Security Description		Value
	EXCHANGE TRADED FUNDS - 91.1% (a)
3,037,890	Invesco BulletShares 2021 Corporate Bond ETF		$64,069,100
3,806,201	iShares iBonds Dec 2021 Term Corporate ETF (b)		94,279,599
4,906,985	iShares iBonds Dec 2022 Term Corporate ETF (b)		124,490,209
6,711,321	iShares iBonds Dec 2023 Term Corporate ETF (b)		174,829,912
4,557,304	iShares iBonds Dec 2024 Term Corporate ETF (b)		120,267,253
4,260,098	iShares iBonds Dec 2025 Term Corporate ETF (b)		115,363,454
	TOTAL EXCHANGE TRADED FUNDS (Cost $692,874,312)		693,299,527

Contracts		Notional Amount
	PURCHASED OPTIONS (c) - 4.9%
	Call Options - 4.4%
290	Alphabet, Inc., Expiration: 10/15/2021, Exercise Price: $2,750.00	$78,141,370	2,444,700
200	Amazon.com, Inc., Expiration: 10/15/2021, Exercise Price: $3,400.00 (d)	66,551,800	2,448,000
3,500	Apple, Inc., Expiration: 10/15/2021, Exercise Price: $150.00	51,051,000	1,575,000
1,400	Broadcom, Inc., Expiration: 10/15/2021, Exercise Price: $490.00	67,956,000	2,814,000
4,500	Consumer Discretionary Select Sector SPDR Fund, Expiration: 10/15/2021, Exercise Price: $184.00	81,193,500	1,935,000
8,000	Comcast Corporation - Class A, Expiration: 10/15/2021, Exercise Price: $57.50	47,064,000	2,400,000
5,000	Energy Select Sector SPDR Fund, Expiration: 09/17/2021, Exercise Price: $51.00	24,695,000	747,500
26,000	Financial Select Sector SPDR Fund, Expiration: 10/15/2021, Exercise Price: $38.00	94,952,000	1,898,000
10,000	Freeport-McMoRan, Inc., Expiration: 10/15/2021, Exercise Price: $40.00	38,100,000	2,315,000
10,000	Health Care Select Sector SPDR Fund, Expiration: 10/15/2021, Exercise Price: $134.00	132,150,000	2,705,000
8,000	Industrial Select Sector SPDR Fund, Expiration: 10/15/2021, Exercise Price: $103.00	82,688,000	2,960,000
3,000	Microsoft Corporation, Expiration: 10/15/2021, Exercise Price: $290.00	85,473,000	2,287,500
2,800	Pioneer Natural Resources Company, Expiration: 09/17/2021, Exercise Price: $150.00	40,703,600	1,834,000
2,000	Sunrun, Inc., Expiration: 11/19/2021, Exercise Price: $50.00	10,594,000	1,880,000
15,000	VanEck Vectors Gold Miners ETF, Expiration: 09/17/2021, Exercise Price: $36.00	52,380,000	1,560,000
3,400	Visa, Inc. - Class A, Expiration: 10/15/2021, Exercise Price: $255.00	83,772,600	2,057,000
			33,860,700
	Put Options - 0.5%
2,300	Invesco QQQ Trust Series 1, Expiration: 09/17/2021, Exercise Price: $360.00	83,851,100	1,843,450
245	S&P 500 Index, Expiration: 09/17/2021, Exercise Price: $4,350.00	107,683,870	1,879,150
			3,722,600
	TOTAL PURCHASED OPTIONS (Cost $40,600,674)		37,583,300

	Total Investments (Cost $733,474,986) - 96.0%		730,882,827
	Other Assets in Excess of Liabilities - 4.0%		30,602,233
	TOTAL NET ASSETS - 100.0%		$761,485,060

Percentages are stated as a percent of net assets.
(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	Affiliated Exchange Traded ETF.
(c)	Exchange traded.
(d)	All of a portion of this security has been committed for open written option contracts.

Aptus Defined Risk ETF
Schedule of Written Options
July 31, 2021 (Unaudited)

Contracts		Security Description	Notional Value	Value
		WRITTEN OPTIONS (a) - (0.0)% (b)
		Call Options - (0.0)% (b)
(100)		Amazon.com, Inc., Expiration: 10/15/2021, Exercise Price: $3,700.00	$(33,275,900)	$(381,500)
		TOTAL WRITTEN OPTIONS (Premiums Received $406,920)		$(381,500)

	(a)	Exchange traded.
	(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$693,299,527	$-	$-	$693,299,527
Purchased Options	-	37,583,300	-	37,583,300
Total Investments in Securities	$693,299,527	$37,583,300	$-	$730,882,827

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$381,500	$-	$381,500
Total Written Options	$-	$381,500	$-	$381,500

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.